SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
SCHEDULE OF COMPANY REPORTABLE SEGMENTS

Financial information relating to the Company’s reportable segments is as follows:

	Six months ended June 30,
	2024	2023
	(in thousands)
Sales to external customers:
Soft Wheat	$122,408	$104,124
Durum Wheat	26,012	24,980
Couscous & Pasta	14,894	14,591
All others	1,924	1,921
Total	$165,238	$145,616
Direct Operating (loss) income:
Soft Wheat	$729	$2,340
Durum Wheat	(595)	504
Couscous & Pasta	(827)	(384)
All others	(2,916)	(3,837)
Operating loss	$(3,609)	$(1,377)

SCHEDULE OF LONG-LIVED ASSETS NET PROPERTY, PLANT AND EQUIPMENT

Long-lived assets consist of net property, plant, and equipment. The geographic location of long-lived assets is as follows:

	June 30,	December 31,
	2024	2023
	(in thousands)
Morocco	$93,998	$96,149
Burkina	8,567	8,913
Mali	6,697	6,991
Angola	4,294	4,396
Other	472	471
Total	$114,028	$116,920